Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8 Property, plant and equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2022 and 2021 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2020	153,205	108,223	14,334	13,081	19,412	360	308,615
Additions	1,064	4,573	363	316	615	110	7,041
Disposals	(1,023)	(1,121)	(1,086)	(6,744)	(1,085)	—	(11,059)
Reclassifications from constr. in progress	—	108	169	32	—	(309)	—
Effect of translation adj.	1,836	341	233	669	1,365	(2)	4,442
Cost as at December 31, 2021	155,082	112,124	14,013	7,354	20,307	159	309,039
Additions	1,167	5,125	429	60	1,614	1,099	9,494
Disposals	(331)	(2,757)	(542)	(144)	(77)	(237)	(4,088)
Impairment loss	—	(37)	(6)	—	—	—	(43)
Reclassifications from constr. in progress	—	14	10	—	—	(24)	—
Effect of translation adj.	1,883	510	81	68	275	15	2,832
Cost as at December 31, 2022	157,801	114,979	13,985	7,338	22,119	1,012	317,234

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2020	(86,163)	(97,716)	(13,772)	(12,700)	(12,958)	—	(223,309)
Depreciation	(3,590)	(2,697)	(320)	(337)	(1,631)	—	(8,575)
Disposals	125	770	1,032	6,746	1,081	—	9,754
Effect of translation adj.	(1,794)	(330)	(174)	(627)	(930)	—	(3,855)
Accumulated depreciation as at December 31, 2021	(91,422)	(99,973)	(13,234)	(6,918)	(14,438)	—	(225,985)
Depreciation	(3,611)	(2,990)	(298)	(244)	(1,642)	—	(8,785)
Disposals	168	2,732	541	60	2	—	3,503
Effect of translation adj.	(1,228)	(339)	(60)	67	24	—	(1,536)
Accumulated depreciation as at December 31, 2022	(96,093)	(100,570)	(13,051)	(7,035)	(16,054)	—	(232,803)

Net book value as at December 31, 2020	67,042	10,507	562	381	6,454	360	85,306
Net book value as at December 31, 2021	63,660	12,151	779	436	5,869	159	83,054
Net book value as at December 31, 2022	61,708	14,409	934	303	6,065	1,012	84,431

Annual rate of depreciation for 2022 and 2021	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

In March, May and September 2021, the Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA), for a total cash consideration of 4,254. Following such disposals, the Parent recognised a gain of 1,748.

As at December 31, 2022 and 2021, the carrying amount of property, plant and equipment temporarily idle is of 5,215 and 3,240, respectively.

As at December 31, 2022, properties with a carrying amount of 35,839 (37,210 as at December 31, 2021) are subject to registered mortgages to guarantee the long-term borrowings (see note 19).

The following tables show a breakdown of property, plant and equipment by country.

	31/12/22	31/12/21
Italy	46,610	45,470
Romania	17,952	18,502
United States of America	14,807	13,884
Brazil	3,092	2,753
Europe	957	1,253
China	695	810
Other countries	318	382
Total	84,431	83,054

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/22	31/12/21
Italian upholstered furniture plant	33,087	34,704
Romanian upholstered furniture plant	19,338	19,627
Brazilian upholstered furniture plant	3,350	2,978
Chinese upholstered furniture plant	2,223	2,215
Others	26,433	23,530
Total	84,431	83,054

As at December 31, 2022, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. The Group performed the impairment assessment in accordance with its accounting policy discussed in note 4(i). In particular, an impairment loss is recognised if the carrying amount of a CGU exceeds its recoverable amount. The recoverable amount of a CGU is the higher of its value in use, determined using a discounted cash flow method, and its fair value less costs to sell.

Further, the significant assumptions used by the Group in estimating the value in use were the annual sales growth rates used to estimate the forecasted revenue for the years 2023-2027, the weighted average cost of capital rates and the long-term growth rates, all of which were determined at CGU level, including the effects of the duration of the current economic uncertainty. Such significant assumptions involved a high degree of subjectivity by management and reasonably possible changes to these assumptions had a significant effect on the value in use. Specifically, such assumptions were based on the Group’s future business performances and other forward-looking assumptions that entail significant judgments by management and were heavily impacted by several external events. Finally, budget 2023 and cash flow projections for the years 2024-2027 have been approved by the Board of Directors and forecasts have been developed taking into consideration the track records of actual results reported by the Group.

The significant assumptions that were used in performing the 2022 impairment test for the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs are as follows:

— Italian upholstered furniture plant: weighted average cost of capital rate 10.82%, long-term growth rate 1.73%, annual sales growth rate for 2023 equal to -20.80% and annual sales growth rate (average of 2024-2027 period) equal to +5.00%.

— Directly operated retail stores CGUs located in US: weighted average cost of capital rate 7.50%, long-term growth rate 2.72%, annual sales growth rate for 2023 equal to -5.77% and annual sales growth rate (average of 2024-2027 period) equal to +5.00%.

— Directly operated retail stores CGUs located in Italy: weighted average cost of capital rate 10.82%, long-term growth rate 1.73%, annual sales growth rate for 2023 equal to +4.38% and annual sales growth rate (average of 2024-2027 period) equal to +3.75%.

— Directly operated retail stores CGUs located in Spain: weighted average cost of capital rate 9.85%, long-term growth rate 1.83%, annual sales growth rate for 2023 equal to +9.85% and annual sales growth rate (average of 2024-2027 period) equal to +4.00%.

— Directly operated retail stores CGUs located in UK: weighted average cost of capital rate 8.32%, long-term growth rate 2.54%, annual sales growth rate for 2023 equal to -5.81% and annual sales growth rate (average of 2024-2027 period) equal to +5.00%.

For property, plant and equipment temporarily idle, the fair value less costs to sell was estimated through independent third-party appraisals, which assessed the fair value of land and buildings using the comparable market method and assessed the fair value of machinery and equipment using the depreciated replacement cost method, adjusted for an obsolescence rate and a marketability rate.

As a result of the 2022 and 2021 impairment assessment performed by the Group, impairment losses of 43 and nil, respectively, have emerged for property, plant and equipment.